FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact to net income/loss		$ 0.2
Floating interest rate | Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable, percent	1.00%	1.00%
Reasonably possible decrease in risk variable, impact to net income/loss	$ 0.5
Reasonably possible increase in risk variable, percent	1.00%	1.00%